EMPLOYEE BENEFITS - Schedule of movement in retirements and resignation payments and other obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability Asset Of Defined Benefit Plans [Roll Forward]
Opening balance	$ 122,618	$ 93,488	$ 56,233
Increase (decrease) current service provision	88,112	58,436	53,254
Benefits paid	(10,778)	(6,701)	(4,375)
Actuarial (gains) losses	(21,769)	(21,198)	(9,935)
Currency translation	(10,756)	(1,407)	(1,689)
Closing balance	$ 167,427	$ 122,618	$ 93,488